Fees Summary	May 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 206,192,846.10
Previously Paid Amount	0.00
Total Fee Amount	28,475.23
Total Offset Amount	0.00
Net Fee	$ 28,475.23